PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Value added tax credit	$ 164,285	$ 128,816
Other receivable		286
Security deposits	25,786	26,375
Prepaid income tax	695
Prepaid operating expenses	43,574	12,135
Total	234,340	167,612
Expected credit loss provision	$ 0	$ 0